Offerings - Offering: 1	Dec. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock $0.001 par value per share, reserved for issuance under the Amended and Restated 2016 Equity Incentive Plan
Amount Registered | shares	424,509
Proposed Maximum Offering Price per Unit	1.32
Maximum Aggregate Offering Price	$ 560,351.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 77.38
Offering Note	1 Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the common stock that become issuable under the Registrant's Amended and Restated 2016 Equity Incentive Plan (the "Restated Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock. 2 Represents 424,509 shares of common stock that were automatically added to the shares reserved and available for issuance under the Restated Plan. Represents the average of the high and low prices per share of the Registrant's common stock as reported on the Nasdaq Capital Market on December 16, 2025.